UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: October 31, 2014

Item 1.	Reports to Stockholders.

TS&W Thompson, Siegel & Walmsley LLC

INVESTMENT MANAGEMENT

TS&W Equity Portfolio

The Advisors' Inner Circle Fund

Annual Report

October 31, 2014

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
OCTOBER 31, 2014

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Portfolio’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors’ Inner Circle Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-4TSW-FUN; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
OCTOBER 31, 2014 (Unaudited)

Dear Shareholders:

We are pleased to provide you with our annual report for the year ended October 31, 2014 for the TS&W Equity Portfolio (the “Portfolio”) managed by Thompson, Siegel & Walmsley LLC (“TS&W”).

On October 31, 2014 the Portfolio’s value was $48,748,688. Our long-term goal for the Portfolio is to provide returns that exceed our benchmark index over a complete economic or market cycle.

Participants in this Portfolio include the TS&W retirement plan, TS&W investment advisory clients, and others seeking investment management direction from TS&W. We encourage our clients to pursue a balanced investment approach, and where appropriate, utilize this Portfolio to achieve their specific investment objectives. The Portfolio is managed by the TS&W team of investment professionals utilizing a value investment philosophy. Our investment teams utilize a consistent investment process in managing all client portfolios.

Our equity portfolio managers use a unique four-factor quantitative screen combined with rigorous fundamental research conducted by experienced teams of analysts who are trying to answer three questions: Why is the stock inexpensive? What are the catalysts for change? And, are the catalysts sustainable?

TS&W Equity Portfolio

The Portfolio experienced a return of 10.97% after fees and expenses while the S&P 500 Index was up 17.27% for the year ending October 31, 2014. For the most recent three-month period, the Equity Portfolio return was 1.82% after fees and expenses, while the benchmark index returned 5.05%.

The Portfolio’s strong performance over the past 18 months was disrupted in the third quarter. Falling energy prices and a pronounced upturn in the value of the dollar versus other currencies were a disadvantage for the portfolio, as was the tilt away from the largest stocks in the benchmark. These trends appear unsustainable and our expectation is for them to reverse. We remain confident in the themes and specific names in the portfolio, even as short term price performance has been challenged.

EOG, Denbury Resources and Royal Dutch Shell, all in the energy sector, were among the best performing names in the first half of the year and third quarter laggards. ADR exposure dragged down returns with names like Volkswagen and Siemens underperforming in spite of our confidence in their long-term prospects. Among the bright spots in the quarter were Gilead, United Therapeutic and

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
OCTOBER 31, 2014 (Unaudited)

Community Health in Health Care and Intel and EMC in Technology. Overall, a portfolio that was on average smaller than the benchmark, at a lower PE and exposed to international markets was a short-term disadvantage.

The portfolio sells at a discount to the broad market, reflective of our views of the benefit of a value-oriented approach focused on inexpensive stocks with positive catalysts and improving fundamentals. The valuation metrics of our portfolio’s holdings have remained among the least expensive of similar investors, with competitive earnings growth opportunities even as the strong equity returns of the past two years have raised valuations. While the period of strongest equity returns are likely past, we remain optimistic about the returns available to value-oriented investors in well-diversified equity portfolios.

Respectfully submitted,

Horace P. Whitworth, CFA	Lawrence E. Gibson, CFA
Co-Chief Executive Officer	Co-Chief Executive Officer

This represents the managers’ assessment of the Portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO

Definition of the Comparative Index

S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

TS&W Equity Portfolio Top Ten Holdings at October 31, 2014 (unaudited)

(as a percentage of Net Assets)

1.	Cisco Systems	2.50%	6.	Pfizer	2.06%
2.	General Electric	2.26%	7.	QUALCOMM	2.04%
3.	Citigroup	2.16%	8.	EMC	1.96%
4.	Whirlpool	2.14%	9.	NVIDIA	1.92%
5.	Medtronic	2.10%	10.	Iron Mountain	1.89%

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO

Growth of a $10,000 Investment (unaudited)

	AVERAGE ANNUAL TOTAL RETURN FOR YEARS ENDED OCTOBER 31, 2014
	1 Year	5 Years	10 Years
TS&W Equity Portfolio	10.97%	12.18%	6.20%
S&P 500 Index	17.27%	16.69%	8.20%

The performance data quoted herein represents past performance and the return and value of an investment in the Portfolio will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Portfolio. The Portfolio’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a portfolio’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Portfolio will meet its stated objectives.

The Portfolio’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

See definition of comparative index on page 3.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
OCTOBER 31, 2014

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.0%
	Shares	Value

CONSUMER DISCRETIONARY — 15.9%
Abercrombie & Fitch, Cl A	15,550	$520,614
Fossil Group*	3,450	350,727
Grupo Televisa ADR	13,950	504,153
Lowe’s	8,450	483,340
Macy’s	12,100	699,622
Scripps Networks Interactive, Cl A	9,550	737,642
Shaw Communications, Cl B	35,350	907,788
Target	10,100	624,382
Tupperware Brands	8,250	525,937
Volkswagen ADR	19,100	812,195
Walt Disney	5,700	520,866
Whirlpool	6,050	1,040,903

		7,728,169

CONSUMER STAPLES — 6.2%
Constellation Brands, Cl A*	8,450	773,513
Kraft Foods Group	8,833	497,740
Kroger	9,750	543,172
Philip Morris International	6,850	609,719
Sysco	16,050	618,567

		3,042,711

ENERGY — 9.4%
BP ADR	10,250	445,465
Chevron	5,450	653,728
Denbury Resources	29,250	362,700
EOG Resources	6,550	622,577
Exxon Mobil	5,400	522,234
National Oilwell Varco	6,600	479,424
Occidental Petroleum	8,700	773,691
Royal Dutch Shell ADR, Cl B	9,400	701,898

		4,561,717

FINANCIALS — 17.6%
Allianz ADR	54,450	866,844
American International Group	16,900	905,333
Capital One Financial	6,000	496,620

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
OCTOBER 31, 2014

COMMON STOCK — continued
	Shares	Value

FINANCIALS — continued
CBRE Group, Cl A*	19,500	$624,000
Citigroup	19,650	1,051,864
Iron Mountain‡	25,500	919,785
JPMorgan Chase	15,200	919,296
Navient	36,250	717,025
Prudential Financial	5,500	486,970
SunTrust Banks	20,850	816,069
Weyerhaeuser‡	23,600	799,096

		8,602,902

HEALTH CARE — 13.0%
Bio-Rad Laboratories, Cl A*	3,700	417,434
Cigna	6,500	647,205
Community Health Systems*	9,400	516,718
Gilead Sciences*	6,250	700,000
Hologic*	20,400	534,276
Johnson & Johnson	6,450	695,181
Medtronic	15,050	1,025,808
Merck	7,900	457,726
Pfizer	33,550	1,004,822
United Therapeutics*	2,600	340,522

		6,339,692

INDUSTRIALS — 11.8%
Copa Holdings, Cl A	6,875	803,825
Cummins	4,900	716,282
Generac Holdings*	7,950	360,453
General Electric	42,750	1,103,377
Koninklijke Philips ADR	18,950	529,463
L-3 Communications Holdings	5,425	658,921
Rockwell Collins	9,200	774,180
Siemens ADR	7,325	825,821

		5,772,322

INFORMATION TECHNOLOGY — 16.6%
Cisco Systems	49,800	1,218,606
Corning	23,400	478,062
EMC	33,250	955,272

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
OCTOBER 31, 2014

COMMON STOCK — continued
	Shares/Face Amount	Value

INFORMATION TECHNOLOGY — continued
Equinix	2,650	$553,585
Intel	20,700	704,007
Maxim Integrated Products	19,850	582,399
NVIDIA	47,850	934,989
Oracle	23,150	904,008
QUALCOMM	12,650	993,151
Xilinx	17,300	769,504

		8,093,583

MATERIALS — 2.7%
Freeport-McMoRan Copper & Gold	14,450	411,825
Monsanto	7,750	891,560

		1,303,385

TELECOMMUNICATION SERVICES — 1.7%
Verizon Communications	16,450	826,613

UTILITIES — 3.1%
National Grid ADR	10,500	781,095
PPL	20,450	715,546

		1,496,641

TOTAL COMMON STOCK (Cost $39,611,185)		47,767,735

REPURCHASE AGREEMENT — 2.1%
Morgan Stanley 0.030%, dated 10/31/14 to be repurchased on 11/03/14, repurchase price $1,031,215 (collateralized by a U.S. Treasury Note, par value $1,052,826, 2.000%, 10/31/21, with a total market value $1,051,840) (Cost $1,031,208)	$1,031,208	1,031,208

TOTAL INVESTMENTS — 100.1% (Cost $40,642,393)		$48,798,943

Percentages are based on Net Assets of $48,748,688.

* Non-income producing security.

‡ Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
OCTOBER 31, 2014

The following is a summary of the inputs used as of October 31, 2014 in valuing the Portfolio’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$47,767,735	$—	$—	$47,767,735
Repurchase Agreement	—	1,031,208	—	1,031,208

Total Investments in Securities	$47,767,735	$1,031,208	$—	$48,798,943

For the year ended October 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the year ended October 31, 2014, there were no Level 3 securities. For more details of the investment classification, reference the Schedule of Investments.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

At October 31, 2014, sector diversification of the Portfolio was as follows (Unaudited):

Sector Diversification	% of Net Assets	Value
Common Stock
Financials	17.6%	$8,602,902
Information Technology	16.6	8,093,583
Consumer Discretionary	15.9	7,728,169
Health Care	13.0	6,339,692
Industrials	11.8	5,772,322
Energy	9.4	4,561,717
Consumer Staples	6.2	3,042,711
Utilities	3.1	1,496,641
Materials	2.7	1,303,385
Telecommunication Services	1.7	826,613

Total Common Stock	98.0	47,767,735
Repurchase Agreement	2.1	1,031,208

Total Investments	100.1	48,798,943
Liabilities in Excess of Other Assets	(0.1)	(50,255)

Net Assets	100.0%	$48,748,688

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
OCTOBER 31, 2014

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments at Value (Cost $40,642,393)	$48,798,943
Receivable for Investment Securities Sold	217,712
Dividends and Interest Receivable	33,733
Prepaid Expenses	10,745

Total Assets	49,061,133

Liabilities:
Payable for Investment Securities Purchased	215,574
Payable due to Investment Adviser	29,789
Payable due to Administrator	10,617
Chief Compliance Officer Fees Payable	2,833
Payable for Trustees’ Fees	2,354
Other Accrued Expenses	51,278

Total Liabilities	312,445

Net Assets	$48,748,688

NET ASSETS:
Paid-in-Capital	$34,366,359
Undistributed Net Investment Income	73,753
Accumulated Net Realized Gain on Investments	6,152,026
Net Unrealized Appreciation on Investments	8,156,550

Net Assets	$48,748,688

Institutional Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	3,236,778

Net Asset Value, Offering and Redemption Price Per Share	$15.06

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
FOR THE YEAR ENDED
OCTOBER 31, 2014

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$1,210,916
Interest	243
Less: Foreign Taxes Withheld	(41,712)

Total Income	1,169,447

Expenses:
Investment Advisory Fees	361,165
Administration Fees	125,002
Trustees’ Fees	11,385
Chief Compliance Officer Fees	8,239
Transfer Agent Fees	68,690
Shareholder Servicing Fees	45,809
Legal Fees	29,605
Filing and Registration Fees	20,879
Printing Fees	19,915
Audit Fees	17,615
Custodian Fees	5,000
Other Expenses	14,676

Total Expenses	727,980

Less:
Waiver of Investment Advisory Fees	(5,623)
Fees Paid Indirectly — Note 4	(12)

Net Expenses	722,345

Net Investment Income	447,102

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Investments	6,179,642
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,589,165)

Net Realized and Unrealized Gain on Investments	4,590,477

Net Increase in Net Assets Resulting from Operations	$5,037,579

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2014	Year Ended October 31, 2013
Operations:
Net Investment Income	$447,102	$488,267
Net Realized Gain on Investments	6,179,642	4,076,863
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,589,165)	5,357,991

Net Increase in Net Assets Resulting from Operations	5,037,579	9,923,121

Dividends and Distributions:
Net Investment Income	(419,112)	(465,621)
Net Realized Gain	(533,286)	—

Total Dividends and Distributions	(952,398)	(465,621)

Capital Share Transactions:
Issued	3,442,931	2,370,147
Reinvestment of Distributions	941,672	455,328
Redeemed	(5,513,582)	(7,534,482)

Net Decrease in Net Assets from Capital Share Transactions	(1,128,979)	(4,709,007)

Total Increase in Net Assets	2,956,202	4,748,493

Net Assets:
Beginning of Year	45,792,486	41,043,993

End of Year (including undistributed net investment income of $73,753 and $32,749, respectively)	$48,748,688	$45,792,486

Share Transactions:
Issued	239,355	195,695
Reinvestment of Distributions	66,642	36,723
Redeemed	(376,320)	(630,023)

Net Decrease in Shares Outstanding from Share Transactions	(70,323)	(397,605)

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year

	Years Ended October 31,
	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Year	$13.85	$11.08	$10.20	$10.01	$8.97

Income from Operations:
Net Investment Income(1)	0.14	0.14	0.10	0.08	0.05
Net Realized and Unrealized Gain	1.36	2.77	0.89	0.20	1.05

Total from Operations	1.50	2.91	0.99	0.28	1.10

Dividends and Distributions:
Net Investment Income	(0.13)	(0.14)	(0.11)	(0.09)	(0.06)
Net Realized Gain	(0.16)	—	—	—	—

Total Dividends and Distributions	(0.29)	(0.14)	(0.11)	(0.09)	(0.06)

Net Asset Value, End of Year	$15.06	$13.85	$11.08	$10.20	$10.01

Total Return†	10.97%	26.39%	9.77%	2.80%	12.28%

Ratios and Supplemental Data:
Net Assets, End of Year (Thousands)	$48,749	$45,792	$41,044	$43,424	$45,658
Ratio of Expenses to Average Net Assets(2)	1.50%	1.49%	1.38%	1.34%	1.30%
Ratio of Expenses to Average Net Assets (excluding Waivers and Reimbursements)	1.51%	1.49%	1.38%	1.34%	1.30%
Ratio of Net Investment Income to Average Net Assets	0.93%	1.15%	0.93%	0.75%	0.57%
Portfolio Turnover Rate	46%	29%	22%	30%	34%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Had the Adviser not waived a portion of its expenses, total return would have been lower for the year ended October 31, 2014.
(1)	Per share calculations were performed using average shares for the year.
(2)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been the same as the ratio reported.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
OCTOBER 31, 2014

NOTES TO FINANCIAL STATEMENTS

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 53 portfolios. The financial statements herein are those of the TS&W Equity Portfolio (the “Portfolio”), a diversified portfolio. The TS&W Equity Portfolio seeks maximum long-term total returns consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of relatively large companies. The Portfolio may change its investment objective without shareholder approval. The financial statements of the remaining portfolios in the Trust are presented separately. The assets of each portfolio of the Trust are segregated, and a shareholder’s interest is limited to the portfolio of the Trust in which shares are held.

2.	Significant Accounting Policies:

The following is a summary of the Significant Accounting Policies followed by the Portfolio.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Portfolio’s Board of Trustees (the “Board”). The Portfolio’s fair value procedures are implemented

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
OCTOBER 31, 2014

through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

As of October 31, 2014, there were no securities valued in accordance with fair value procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Portfolio discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolio has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
OCTOBER 31, 2014

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year ended October 31, 2014, there have been no significant changes to the Trust’s fair valuation methodology.

Federal Income Taxes — It is the Portfolio’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends and the current tax year, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2014, the Portfolio did not have a liability for any unrecognized tax benefits. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year the Portfolio did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
OCTOBER 31, 2014

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by Thompson, Siegel & Walmsley LLC (the “Adviser”). In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Expenses — Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a particular portfolio are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

Dividends and Distributions to Shareholders — The Portfolio distributes substantially all of its net investment income, if any, quarterly. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — With respect to the Portfolio, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of any estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Redemption Fees — The Portfolio retains a redemption fee of 1.00% on redemptions of capital shares held for less than 60 days. For the years ended October 31, 2014 and 2013 there were no redemption fees retained by the Portfolio.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
OCTOBER 31, 2014

3.	Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”) and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisers and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.	Administration, Shareholder Servicing, Distribution, Transfer Agent and Custodian Agreements:

The Portfolio and the Administrator, a wholly-owned subsidiary of SEI Investments Company, are parties to an Administration Agreement under which the Administrator provides administrative services for an annual fee equal to the higher of $125,000 for one portfolio per adviser, $250,000 for two portfolios per adviser, $350,000 for three portfolios per adviser, plus $75,000 per additional portfolio per adviser, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio’s average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Portfolio that were serviced by the financial representative. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio’s transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been serviced directly through the transfer agent. All fees in excess of this calculated amount are paid by Adviser. These fees are disclosed on the Statement of Operations as “Shareholder Servicing Fees”.

DST Systems, Inc. (the “Transfer Agent”) serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
OCTOBER 31, 2014

The Portfolio earned cash management credits of $12 which are used to offset transfer agent expenses. These amounts are labeled as “Fees Paid Indirectly” on the Statement of Operations.

MUFG Union Bank, N.A. (formerly Union Bank, N.A.) serves as Custodian (the “Custodian”) for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

5.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser, an affiliate of Old Mutual (U.S.) Holdings Inc., provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.75% of the average daily net assets for the Portfolio.

The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio’s total annual operating expenses from exceeding 1.50%, of the average daily net assets of the Portfolio. As of October 31, 2014, the advisory fee waiver was $5,623. The Adviser does not have the ability to recapture previously waived fees or reimbursed expenses.

6.	Investment Transactions:

For the year ended October 31, 2014, the Portfolio made purchases of $21,842,259 and sales of $23,979,769 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP.

As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
OCTOBER 31, 2014

Accordingly, the following permanent differences, primarily attributable to real estate investment trust adjustments have been reclassified to (from) the following accounts:

Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain/(Loss)
$13,014	$(13,014)

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2014	$419,112	$533,286	$952,398
2013	465,621	—	465,621

As of October 31, 2014, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$1,075,861
Undistributed Long-Term Capital Gain	5,152,165
Unrealized Appreciation	8,154,303

Total Distributable Earnings	$14,382,329

For Federal income tax purposes, the difference between Federal tax cost and book cost primarily relates to wash sales and reclassification of short term capital gains.

The Federal tax cost and aggregate gross unrealized appreciation and (depreciation) for the investments held by the Portfolio at October 31, 2014, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$40,644,640	$9,131,976	$(977,673)	$8,154,303

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
OCTOBER 31, 2014

8.	Other:

At October 31, 2014, the percentage of total shares outstanding held by a limited number of shareholders for the Portfolio, which were comprised of omnibus accounts that were held on behalf of several individual shareholders was as follows:

No. of Shareholders	% Ownership
1	77%

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9.	Subsequent Events:

The Portfolio has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required for the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of TS&W Equity Portfolio and

the Board of Trustees of The Advisors’ Inner Circle Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the TS&W Equity Portfolio (the “Fund”), a series of shares of beneficial interest of The Advisors’ Inner Circle Fund, as of October 31, 2014, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the three-year period ended October 31, 2012 were audited by other auditors whose report dated December 21, 2012, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2014 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the TS&W Equity Portfolio as of October 31, 2014, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for each of the years in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

Philadelphia, Pennsylvania
December 23, 2014
BBD, LLP

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO

DISCLOSURE OF PORTFOLIO EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Portfolio’s costs in two ways:

Actual Portfolio Return. This section helps you to estimate the actual expenses after fee waivers that your Portfolio incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Portfolio, and the “Ending Account Value” number is derived from deducting that expense cost from the Portfolio’s gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Portfolio under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio’s comparative cost by comparing the hypothetical result for your Portfolio in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO

DISCLOSURE OF PORTFOLIO EXPENSES (Unaudited) (concluded)

NOTE: Because the return is set at 5% for comparison purposes — NOT your Portfolio’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 5/1/14	Ending Account Value 10/31/14	Annualized Expense Ratios	Expenses Paid During Period*
TS&W Equity Portfolio
Actual Portfolio Return
Institutional Shares	$1,000.00	$1,032.00	1.50%	$7.68

Hypothetical 5% Return
Institutional Shares	1,000.00	1,017.64	1.50	7.63

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Board Members.” Messrs. Nesher and Doran are Trustees who may be deemed to be

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years
INTERESTED
BOARD MEMBERS[3,4]
ROBERT NESHER 68 yrs. old	Chairman of the Board of Trustees (Since 1991)

SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Vice Chairman of the Advisors’ Inner Circle Fund III and O’Connor EQUUS since 2014, President and Director of SEI Structured Credit Fund, LP. President and Chief Executive Officer of SEI Alpha Strategy Portfolios, LP, June 2007 to September 2013. President and Director of SEI Opportunity Fund, L.P. to 2010.

WILLIAM M. DORAN 1701 Market Street Philadelphia, PA 19103 74 yrs. old	Trustee (Since 1991)	Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor.
INDEPENDENT
BOARD MEMBERS[4]
JOHN K. DARR 70 yrs. old	Trustee (Since 2008)	Retired. CEO, Office of Finance, Federal Home Loan Banks, from 1992 to 2007.
JOSEPH T. GRAUSE, JR. 62 yrs. old	Trustee (Since 2011)	Self-employed consultant since January 2012. Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc., February 2010 to May 2011; Director of International Consulting and Chief Executive Officer of Morningstar Associates Europe Limited, Morningstar, Inc., May 2007 to February 2010.
1	Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2	Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.
3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.
4	Board Members oversee 53 funds in The Advisors’ Inner Circle Fund.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO

“interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-487-9386. The following chart lists Trustees and Officers as of October 31, 2014.

Other Directorships Held by Board Member[5]

Current Directorships: Trustee of The Advisor’s Inner Circle Fund II, Bishop Street Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and The KP Funds. President and Director of SEI Structured Credit Fund, L.P. Director of SEI Global Master Fund PLC, SEI Global Assets Fund PLC, SEI Global Investments Fund PLC, SEI Investments — Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments — Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010 and Director of the SEI Alpha Strategy Portfolio LP to 2013.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, O’Connor EQUUS, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and The KP Funds. Director of SEI Investments (Europe), Limited, SEI Investments — Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited, SEI Global Nominee Ltd. and SEI Investments — Unit Trust Management (UK) Limited. Director of the Distributor since 2003.

Former Directorships: Director of the SEI Alpha Strategy Portfolio LP to 2013.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds. Director, Federal Home Loan Bank of Pittsburgh. Director, Manna, Inc. (non-profit developer of affordable housing for ownership). Director, Meals on Wheels, Lewes/Rehoboth Beach, DE.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds. Director, The Korea Fund, Inc.
5	Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited) (continued)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years
INDEPENDENT
BOARD MEMBERS[3] (continued)
MITCHELL A. JOHNSON 72 yrs. old	Trustee (Since 2005)	Retired. Private investor and self-employed consultant (strategic investments) since 1994.
BETTY L. KRIKORIAN 71 yrs. old	Trustee (Since 2005)	Vice President, Compliance, AARP Financial Inc. from 2008-2010. Self-Employed Legal and Financial Services Consultant since 2003.
BRUCE R. SPECA 58 yrs. old	Trustee (since 2011)	Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), June 2010 to May 2011; Executive Vice President — Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), June 2003 to June 2010.
GEORGE J. SULLIVAN, JR. 71 yrs. old	Trustee Lead Independent Trustee (Since 1999)	Retired since January 2012. Self-employed Consultant, Newfound Consultants Inc. April 1997 to December 2011.
OFFICERS
MICHAEL BEATTIE 49 yrs. old	President (Since 2011)	Director of Client Service at SEI from 2004 to 2011. Vice President at SEI from 2009 to November 2011.
RAMI ABDEL- RAHMAN 40 yrs. old	Treasurer, Controller and Chief Financial Officer (since 2014)	Director, SEI Investments, Fund Accounting since June 2014. Fund Accounting Director, BNY Mellon from 2006 to 2014.

1	Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2	Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.
3	Board Members oversee 53 funds in The Advisors’ Inner Circle Fund.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO

Other Directorships Held by Board Members[4]

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, The KP Funds, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds and SEI Insurance Products Trust. Director, Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997.

Former Directorships: Director of the SEI Alpha Strategy Portfolio LP to 2013.

Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds.
Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds.

Current Directorships: Trustee/ Director of State Street Navigator Securities Lending Trust, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust LP, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and the KP Funds; Member of the independent review committee for SEI’s Canadian-registered mutual funds.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010, Director of the SEI Alpha Strategy Portfolio LP to 2013.

None.
None.

4	Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited) (concluded)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years
OFFICERS[3] (continued)
RUSSELL EMERY 51 yrs. old	Chief Compliance Officer (Since 2006)	Chief Compliance Officer of SEI Structured Credit Fund, LP since 2007. Chief Compliance Officer of SEI Opportunity Fund, L.P., SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II and Bishop Street Funds since 2006, SEI Adviser Managed Trust since 2010, New Covenant Funds since 2012, SEI Insurance Products Trust and The KP Funds since 2013, The Advisors’ Inner Circle Fund III and O’Connor EQUUS since 2014.
DIANNE M. DESCOTEAUX 37 yrs. old	Vice President and Secretary (Since 2011)	Counsel at SEI Investments since 2010. Associate at Morgan, Lewis & Bockius LLP from 2006 to 2010.
JOHN Y. KIM 33 yrs. old	Vice President and Secretary (Since 2014)	Attorney SEI Investments Company (2014-present). Associate, Stradley Ronon Stevens & Young, LLP (2009-2014)
EDWARD McCUSKER 30 yrs. old	Privacy Officer (Since 2013) AML Officer (Since 2013)	SEI’s Private Banking 2008-2010. AML SEI Private Trust Company 2010-2011. AML Manager of SEI Investments 2011-2013. AML and Privacy Officer 2013.
JOHN MUNCH 43 yrs. old	Vice President and Assistant Secretary (since 2012)	Attorney at SEI Investments Company since 2001.
LISA WHITTAKER 36 yrs. old	Vice President and Assistant Secretary (since 2013)	Attorney, SEI Investments Company (2012-present). Associate Counsel, The Glenmede Trust Company (2011-2012).Associate, Drinker Biddle & Reath LLP (2006-2011).

1	Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2	Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO

Other Directorships Held by Officer

None.
None.
None.
None.
None.
None.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO

NOTICE TO SHAREHOLDERS (Unaudited)

Federal Income Tax Information

At October 31, 2014, the TS&W Equity Portfolio hereby designates $419,112, as ordinary income dividends. The TS&W Equity Portfolio designates $260,772 as corporate dividends received deduction. In addition, the TS&W Equity Portfolio designated $533,286 as long-term capital gain distributions for the purpose of the dividend paid deduction on its Federal income tax return.

As created by the Jobs and Growth Tax Relief Reconciliation Act of 2003, the amount of dividend income that qualifies as “Qualifying Dividend Income” is $328,849 and for the TS&W Equity Portfolio. It is the intention for the Portfolio to designate the maximum amount permitted by law.

As created by the American Jobs Creation Act of 2004, “Qualified Interest Income” represents the amount of qualifying interest that is exempt from U.S. Withholding when paid to foreign investors. TS&W Equity Portfolio hereby designates $0, as qualified interest income.

As created by the American Jobs Creation Act of 2004, “Short-Term Capital Gain Dividends” represents the amount of short-term capital gain distributions that is exempt from U.S withholding tax when paid to foreign investors. The TS&W Equity Portfolio hereby designates $0, as short term capital gain dividends.

U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Advisors’ Inner Circle Fund — TS&W Equity Portfolio who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts for state income. The TS&W Equity Portfolio hereby designates $0, as U.S. government interest.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2014. Complete information will be computed and reported in conjunction with your Form 1099-DIV.

TS&W Equity Portfolio

P.O. Box 219009

Kansas City, MO 64121

1-866-4TSW-FUN

Adviser:

Thompson, Siegel & Walmsley LLC

6806 Paragon Place, Suite 300

Richmond, VA 23230

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Portfolio described.

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are John Darr and George Sullivan, and they are independent as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

		2014			2013
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$112,800	$0	$0	$131,000	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$24,800	$0	$0
(c)	Tax Fees	$25,000	$0	$0	$23,755	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

		2014			2013
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$595,010	N/A	N/A	$489,500	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	N/A	N/A	N/A	$10,166	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Fees billed by Deloitte & Touche LLP (“D&T”) related to the Trust

D&T billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

		2014			2013
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$120,000	N/A	N/A	$120,000	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	$34,500	N/A	N/A	$69,000	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Fees billed by BBD, LLP (“BBD”) related to the Trust

BBD billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

		2014			2013
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$110,000	N/A	N/A	$17,000	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	N/A	N/A	N/A	N/A	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

(e)(1)

All requests or applications for services to be provided by the independent auditor shall be submitted to the Chief Financial Officer (“CFO”) of the Registrant and must include a detailed description of the services proposed to be rendered. The Registrant’s CFO will determine whether such services (1) require specific pre-approval, (2) are included within the list of services that have received the general pre-approval of the audit committee or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the audit committee will be submitted to the audit committee by the CFO. The audit committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The audit committee has delegated specific pre-approval authority to either the audit committee chair or financial experts, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the audit committee at its next regularly scheduled meeting.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the audit committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the

Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2014	2013
Audit-Related Fees	N/A	19%
Tax Fees	22%	18%
All Other Fees	N/A	N/A

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2014	2013
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	2%
All Other Fees	N/A	N/A

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (D&T):

	2014	2013
Audit-Related Fees	N/A	N/A
Tax Fees	29%	36%
All Other Fees	N/A	N/A

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (BBD):

	2014	2013
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $0 and $1,616,000 for 2014 and 2013, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $79,100 and $90,266 for 2014 and 2013, respectively.

(g) The aggregate non-audit fees and services billed by D&T for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $0 and $0 for 2014 and 2013, respectively.

(g) The aggregate non-audit fees and services billed by BBD for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $0 and $0 for 2014 and 2013, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment
Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: January 6, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: January 6, 2015

By (Signature and Title)*	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman,
Controller & CFO

Date: January 6, 2015

*	Print the name and title of each signing officer under his or her signature.